INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2012
Income Taxes [Abstract]
Schedule of operating loss carryforwards

Originating	Loss
Year	Carryforward
1999	$ 407,607
2000	2,109,716
2001	2,368,368
2002	917,626
2003	637,458
2004	1,621,175
2005	2,276,330
2006	3,336,964
2007	3,378,355
2008	3,348,694
2009	2,927,096
2010	2,269,987
2011	2,212,173
2012	12,904,417

Total	$ 40,715,966

Schedule of reconciliation of the difference between the income tax provision using the statutory tax rates and the effective tax rate

	For the six month periods ended
	June 30,	June 30,
	2012	2011
Statutory tax rates:
U.S.	35.00%	35.00%
Canada	26.50%	31.00%
Income (loss) before income taxes
U.S.	$ (12,946,375)	$ (4,544,792)
Foreign	12,262,107	(2,478,004)

	$ (684,268)	$ (7,022,796)

Expected tax recovery at statutory tax rates	$ (1,281,773)	$ (2,358,611)
Differences in income taxes resulting from:
Depreciation and impairment (foreign operations)	(239,717)	103,041
Change in fair value of exchange feature liability	-	202,559
Financing charge on embedded derivative liability	-	169,785
Stock-based compensation	14,497	19,733
Gain on convertible derivative	-	(467,756)
Long-term debt interest expense accretion	-	1,227,126
	(1,506,993)	(1,104,123)
Benefit of losses not recognized	1,506,993	1,104,123
Income tax provision per unaudited consolidated
condensed financial statements	$ -	$ -

Schedule of deferred income tax assets

	June 30,	December 31,
	2012	2011

Property, plant and equipment	$ -	$ 488,494
Tax loss carryforwards	15,004,477	13,255,075
	15,004,477	13,743,569
Valuation allowance	(15,004,477)	(13,743,569)

Carrying value	$ -	$ -